Prospectus Supplement

John Hancock Funds II

Supplement dated December 13, 2018 to the current Class A and Class C Prospectus (the “Prospectus”), as may be supplemented

Equity Income Fund (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the Fund summary is amended and restated as follows to reflect the new advisory fee schedule, which became effective as of October 1, 2018:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial representative and on pages 17 to 19 of this prospectus under "Sales charge reductions and waivers" or pages 204 to 208 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)	A	C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00
Small account fee (for fund account balances under $1,000) ($)	20	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A		C
Management fee[1]	0.70		0.70
Distribution and service (Rule 12b-1) fees	0.30		1.00
Other expenses	0.16		0.16
Total annual fund operating expenses	1.16		1.86
Contractual expense reimbursement	–0.02	[2]	0.00
Total annual fund operating expenses after expense reimbursements	1.14		1.86

1 "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2018.

2 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares, exceed 1.14, of average net assets attributable to Class A shares. For purposes of this agreement, “expenses of Class A shares” means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C
Shares		Sold	Not Sold
1 year	610	289	189
3 years	848	585	585
5 years	1,105	1,006	1,006
10 years	1,837	2,180	2,180

In addition, in the “Fund details” section, under the heading “Who’s who — Investment advisor — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 100 million	0.800
Between 100 million and 200 million*	0.775
Between 200 million and 500 million**	0.750
Between 500 million and 1 billion***	0.725
Between 1 billion and 1.5 billion****	0.725
Excess over 1.5 billion	0.700†

* When Aggregate Net Assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of Aggregate Net Assets.

** When Aggregate Net Assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of Aggregate Net Assets and 0.725% on the amount above $500 million.

*** When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of Aggregate Net Assets.

**** When Aggregate Net Assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of Aggregate Net Assets.

†The fee schedule above became effective as of October 1, 2018.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Funds II

Supplement dated December 13, 2018 to the current Class I Prospectus (the “Prospectus”), as may be supplemented

Equity Income Fund (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the Fund summary is amended and restated as follows to reflect the new advisory fee schedule, which became effective as of October 1, 2018:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	I
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I
Management fee[1]	0.70
Other expenses[2]	0.16
Total annual fund operating expenses	0.86

1 "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2018.

2 “Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class I shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I
1 year	88
3 years	274
5 years	477
10 years	1,061

In addition, in the “Fund details” section, under the heading “Who’s who — Investment advisor — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 100 million	0.800
Between 100 million and 200 million*	0.775
Between 200 million and 500 million**	0.750
Between 500 million and 1 billion***	0.725
Between 1 billion and 1.5 billion****	0.725
Excess over 1.5 billion	0.700†

* When Aggregate Net Assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of Aggregate Net Assets.

** When Aggregate Net Assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of Aggregate Net Assets and 0.725% on the amount above $500 million.

*** When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of Aggregate Net Assets.

**** When Aggregate Net Assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of Aggregate Net Assets.

†The fee schedule above became effective as of October 1, 2018.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Funds II

Supplement dated December 13, 2018 to the current Class NAV Prospectus (the “Prospectus”), as may be supplemented

Equity Income Fund (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the Fund summary is amended and restated as follows to reflect the new advisory fee schedule, which became effective as of October 1, 2018:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	NAV
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.70
Other expenses	0.05
Total annual fund operating expenses	0.75

1 "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2018.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	77
3 years	240
5 years	417
10 years	930

In addition, the advisory fee schedule for the fund, as shown in “Appendix A: Schedule of Management Fees,” is revised and restated as follows:

0.800%	— first $100 million;
0.775%	— Between $100 million and $200 million;*
0.750%	— Between $200 million and $500 million;**
0.725%	— Between $500 million and $1 billion;***
0.725%	— Between $1 billion and $1.5 billion****; and
0.700%	— Excess over $1.5 billion†

* When Aggregate Net Assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of Aggregate Net Assets.

** When Aggregate Net Assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of Aggregate Net Assets and 0.725% on the amount above $500 million.

*** When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of Aggregate Net Assets.

**** When Aggregate Net Assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of Aggregate Net Assets.

†The fee schedule above became effective as of October 1, 2018.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Funds II

Supplement dated December 13, 2018 to the current Class 1 Prospectus (the “Prospectus”), as may be supplemented

Equity Income Fund (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the Fund summary is amended and restated as follows to reflect the new advisory fee schedule, which became effective as of October 1, 2018:

Fees and expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment)	1
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.70
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.05
Total annual fund operating expenses	0.80

1 "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2018.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	82
3 years	255
5 years	444
10 years	990

In addition, the advisory fee schedule for the fund, as shown in “Appendix A: Schedule of Management Fees,” is revised and restated as follows:

0.800%	— first $100 million;
0.775%	— Between $100 million and $200 million;*
0.750%	— Between $200 million and $500 million;**
0.725%	— Between $500 million and $1 billion;***
0.725%	— Between $1 billion and $1.5 billion****; and
0.700%	— Excess over $1.5 billion†

* When Aggregate Net Assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of Aggregate Net Assets.

** When Aggregate Net Assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of Aggregate Net Assets and 0.725% on the amount above $500 million.

*** When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of Aggregate Net Assets.

**** When Aggregate Net Assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of Aggregate Net Assets.

†The fee schedule above became effective as of October 1, 2018.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.